BALANCE SHEET COMPONENTS (Details) - USD ($)	12 Months Ended
	Jan. 30, 2016	Jan. 31, 2015	Feb. 01, 2014
Property, Plant and Equipment [Line Items]
Accounts receivable - divestiture-related	$ 76,900,000	$ 0
Property, Plant and Equipment, Net
Gross property, plant and equipment	5,297,500,000	2,970,200,000
Less: accumulated depreciation	2,172,000,000	1,759,700,000
Total property, plant and equipment, net	3,125,500,000	1,210,500,000
Depreciation expense	442,100,000	206,000,000	$ 190,700,000
Other Assets, Noncurrent
Deferred Finance Costs, Noncurrent, Net		74,300,000
Other Intangible Assets, Net	5,800,000	1,200,000
Federal Income Tax Benefit	10.3	2.2
Restricted Investments	82.0	78.9
Long-Lived Assets	38.5	9.8
Total other assets	130.8	90.9
Other Current Liabilities
Compensation and benefits	195,800,000	108,600,000
Insurance	73,600,000	30,600,000
Accrued interest	111,100,000	42,700,000
Accrued deferred financing costs	0	58,400,000
Accrued Personal Property Taxes	69,800,000	9,300,000
Accrued Construction Costs	39,500,000	19,700,000
Accrued Utilities	20,800,000	8,700,000
Interest Payable, Current	92,800,000	48,300,000
Accrued Rent, Current	24,000,000	22,700,000
Other	95,200,000	36,300,000
Total other current liabilities	722,600,000	385,300,000
Other Long-Term Liabilities
Deferred rent	102,200,000	91,900,000
Insurance	205,100,000	51,800,000
Other	45,900,000	13,200,000
Total other long-term liabilities	353,200,000	156,900,000
Other accounts receivable	77,800,000	11,000,000
Prepaid Supplies	42,100,000	18,000,000
Prepaid Rent	79,000,000	25,800,000
Prepaid Expense and Other Assets	34,500,000	11,700,000
Other Assets, Current	310,300,000	66,500,000
Land [Member]
Property, Plant and Equipment [Line Items]
Land	180,800,000	79,000,000
Buildings [Member]
Property, Plant and Equipment [Line Items]
Buildings and Improvements, Gross	906,000,000	336,900,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross	1,556,700,000	1,068,200,000
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment, Net
Gross property, plant and equipment	2,457,800,000	1,385,200,000
Construction in Progress [Member]
Property, Plant and Equipment, Net
Gross property, plant and equipment	$ 196,200,000	$ 100,900,000